Related party transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Related party balances
The following are the related party balances as at December 31, 2017 and December 31, 2016:

(In millions of U.S. dollars)	December 31, 2017	December 31, 2016
Related party receivables:
Seadrill	8.1	10.7
Ship Finance International	—	0.5
Total related party receivables	8.1	11.2

Related party payables:
Seadrill	29.6	35.9
Ship Finance International	3.6	0.7
Total related party payables	33.2	36.6

Long term debt to related parties
US$600 Bond*, Seadrill share 31.1%	—	186.6
NOK1,500 Senior Unsecured Bond*, Seadrill share 5.5%	—	9.6
Non-current related party loan from Ship Finance	121.5	125.0
Total long term debt to related party	121.5	321.2